Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Abstract]
Software Services	$ 851,101
Delivery services	51,760	25,252
Branding fees	43,850	15,000
Disaggregation of Revenue total	$ 946,711	$ 40,252	$ 207,545	$ 107,819